Other Financial Assets - Summary of Other Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Financial Assets [Line Items]
Financial assets at fair value through profit or loss, Current	$ 57,623	$ 105,372
Financial assets Financial assets measured at amortized cost, Current	30,040	24,358
Hedging derivatives, Current	18,508	44,424
Non-hedging derivatives, Current	1,523	23,584
Other current financial assets	120,383	210,393
Financial assets at fair value through profit or loss, Non-Current	70	14
Financial assets Financial assets measured at amortized cost, Non-Current	3,139
Financial assets at fair value with change in other comprehensive income Non-Current	320	753
Hedging derivatives, Non-Current	51,619	69,729
Other non-current financial assets	3,049,811	2,796,475
Service concession arrangements [member]
Disclosure Of Other Financial Assets [Line Items]
Financial assets Financial assets measured at amortized cost, Current	12,689	12,655
Financial assets at fair value through profit or loss, Non-Current	2,652,064	2,371,635
Financial assets Financial assets measured at amortized cost, Non-Current	342,599	354,344
Service concession arrangements [member] | Enel Distribución Rio S.A. (formerly Ampla Energía S.A.)
Disclosure Of Other Financial Assets [Line Items]
Financial assets at fair value through profit or loss, Non-Current	898,154	871,657
Service concession arrangements [member] | Enel Distribución Ceara
Disclosure Of Other Financial Assets [Line Items]
Financial assets at fair value through profit or loss, Non-Current	589,684	487,241
Service concession arrangements [member] | Enel Distribucion Goias S.A. (Distribucion) [Member]
Disclosure Of Other Financial Assets [Line Items]
Financial assets at fair value through profit or loss, Non-Current	37,589	33,507
Service concession arrangements [member] | Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Disclosure Of Other Financial Assets [Line Items]
Financial assets at fair value through profit or loss, Non-Current	$ 1,126,637	$ 979,230